SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation	$ 863,287	$ 707,747	$ 509,177
Land [member]
IfrsStatementLineItems [Line Items]
Depreciation	0
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 0